Term deposits and cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As at
	December 31,	June 30,
	2025	2026
	RMB’million	RMB’million
Cash at bank	8,169	18,168
Term deposits with initial terms within three months	301	5,530

	8,470	23,698